Segment Reporting - Schedule of Segment Reporting (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Segment Reporting Information [Line Items]
Total revenue	$ 31,882,000	$ 0	$ 44,698,000	$ 0	$ 5,396,067
Total gross margin	11,601,000	$ 0	18,282,000	$ 0
Total assets	898,053,000		898,053,000		262,389,751
Integrated Care Management
Segment Reporting Information [Line Items]
Total revenue	11,280,000		17,570,000
Total gross margin	4,615,000		9,722,000
Total assets	195,974,000		195,974,000		186,476,000
Global Telehealth
Segment Reporting Information [Line Items]
Total revenue	6,964,000		7,554,000
Total gross margin	2,634,000		2,933,000
Total assets	349,238,000		349,238,000		0
Digital Pharmacy
Segment Reporting Information [Line Items]
Total revenue	5,299,000		5,299,000
Total gross margin	1,982,000		1,982,000
Total assets	184,307,000		184,307,000		0
Behavioral Health
Segment Reporting Information [Line Items]
Total revenue	8,339,000		14,275,000
Total gross margin	2,370,000		3,645,000
Total assets	83,350,000		83,350,000		18,383,000
Corporate
Segment Reporting Information [Line Items]
Total assets	$ 85,184,000		$ 85,184,000		$ 57,531,000